Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

13. LEASES

During September 2023, the Company negotiated a contingent lease termination agreement with its landlord for the Berkeley facility lease. If the Company issues 600,000 shares of the new public company to its landlord after the closing of the merger transaction with GAMC, the Berkeley lease facility will be considered terminated as of September 10, 2023 pursuant to the lease termination agreement. The Company recognized $4.8 million as a liability owed by the Company to its landlord in exchange for terminating its lease agreement early upon the execution of the agreement. As discussed in Note 7, the Company issued 600,000 shares to its landlord after the Closing Date to settle the share-based termination liability during 2024.

In August 2024, the Company entered into an agreement with its landlord in the Netherlands to terminate its remaining operating leases, by agreeing to pay $0.2 million to terminate the remaining term of its leases. Pursuant to the termination, the Company recognized a gain on lease termination of $2.0 million during the year ended December 31, 2024 on the consolidated statements of operations and comprehensive loss and derecognized all the remaining operating lease liabilities on the consolidated statements of balance sheets at December 31, 2024.

Finance leases were not material at December 31, 2024 and December 31, 2023.

The components of the net lease costs reflected in the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2024 and 2023 were as follows (in thousands):

	2024	2023
Operating lease costs	$103	$2,670
Variable lease costs	28	1,249
Short-term lease costs	49	158
Total lease costs	$180	$4,077

The weighted average remaining lease term and weighted average discount rate related to the Company’s ROU assets and lease liabilities for its operating leases as of December 31, 2023, were as follows:

2023
Weighted-average remaining lease term (in years)	8.75
Weighted-average discount rate	6.8%

Supplemental information concerning the cash flow impact arising from the Company’s leases recorded in the Company’s consolidated statements of cash flows is detailed in the following table for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Cash paid for amounts included in the measurement of lease liabilities	$208	$2,479